Post-Employment Benefits - Summary of Financial and Demographic Actuarial Assumptions (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sweden [member]
Financial assumptions
Discount rate	0.50%	0.90%
Inflation rate	1.80%	1.80%
Salary increase rate	2.80%	2.80%
Demographic assumptions
Life expectancy after age 65 in years	23 years	22 years
US [member]
Financial assumptions
Discount rate	2.30%	3.20%
Inflation rate	2.50%	2.50%
Salary increase rate	3.50%	3.50%
Demographic assumptions
Life expectancy after age 65 in years	23 years	23 years
United Kingdom [member]
Financial assumptions
Discount rate	1.50%	2.10%
Inflation rate	2.80%	3.00%
Demographic assumptions
Life expectancy after age 65 in years	23 years	23 years